Benefit Plans (Summary Of Option Related Compensation Expense Recognized) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Component of Operating Other Cost and Expense [Line Items]
Option Related Compensation Expense	$ 2.9	$ 3.8	$ 6.0
Tax benefit	(0.6)	(1.6)	(2.3)
Contract Drilling [Member]
Component of Operating Other Cost and Expense [Line Items]
Option Related Compensation Expense	0.7	1.7	3.3
General And Administrative [Member]
Component of Operating Other Cost and Expense [Line Items]
Option Related Compensation Expense	2.8	3.7	5.0
Operating Expenses [Member]
Component of Operating Other Cost and Expense [Line Items]
Option Related Compensation Expense	$ 3.5	$ 5.4	$ 8.3